Annual Total Returns- Janus Henderson Small-Mid Cap Value Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Small-Mid Cap Value Fund - Class D	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.30%	22.87%	7.25%	0.22%	19.36%	14.03%	(7.18%)	26.92%